FAIR VALUE OF DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE OF DERIVATIVE LIABILITIES
Summary of financial liabilities measured at fair value on a recurring basis

Fair Value at September 30, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$—	$—	$—	$—
Derivative liability on bridge notes payable and bridge notes payable, related parties	—	—	—	$—
Total liabilities	$—	$—	$—	$—

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$2,373,000	$—	$—	$2,373,000
Total liabilities	$2,373,000	$—	$—	$2,373,000

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability	$2,373,000	$—	$—	$2,373,000
Total liabilities	$2,373,000	$—	$—	$2,373,000

	Fair value at December 31, 2019
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability	$2,214,000	$—	$—	$2,214,000
Total liabilities	$2,214,000	$—	$—	$2,214,000

Summary of the changes in fair value of the derivative liabilities measured on a recurring basis using significant unobservable inputs (Level 3)

	2021	2020
Balance, beginning of period	$2,373,000	$2,214,000
Derivative liability on bridge notes payable and bridge notes payable, related parties	3,614,000	—
(Gain) loss included in earnings	(1,311,700)	76,000
Write off of derivative liabilities in connection with debt conversion	(4,675,300)	—
Balance, end of period (unaudited)	$—	$2,290,000

The table below provides a summary of the changes in fair value of the derivative liability measured on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31:

	2020	2019
Balance, beginning of period	$2,214,000	$2,765,000
Loss (gain) included in earnings	159,000	(551,000)
Balance, end of period	$2,373,000	$2,214,000